Segment Disclosures (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Mineral property interests	$ 16,083	$ 14,237
Leasehold improvements and equipment	128	80
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Mineral property interests	11,864	10,840
Leasehold improvements and equipment	128	80
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Mineral property interests	4,219	3,387
Leasehold improvements and equipment	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Mineral property interests	0	10
Leasehold improvements and equipment	$ 0	$ 0